Note 16 - Loss Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Loss Per Share

Basic loss per share available to the Company's common shareholders (“EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding for the period. In computing diluted EPS, the Company adjusts the denominator, subject to anti-dilution requirements, to include the dilution from potential shares of Common Stock resulting from outstanding share based payment awards, warrants, earn-outs and the conversion of convertible preferred shares. The Company applies the two-class method in calculating loss per share. the Company's Sponsor Earn-Out Shares described in "Note 12 — Mezzanine Equity and Stockholders’ Deficiency" are considered participating securities and have no contractual obligation to shares in the loss of the Company. As such, the weighted-average impact of these shares is excluded from the calculation of loss per share below. As losses were incurred during all periods presented, no earnings per share exists for the Sponsor Earn-Out Shares.

	Year Ended December 31,
	2021	2020	2019
	(in thousands, except
	per share amounts)
Loss per share available to common shareholders, excluding sponsor earn-out shareholders
Numerator:
Net loss	$(33,245)	$(16,969)	$(20,174)
Net income attributable to redeemable noncontrolling interest	(1,974)	(27)	—
Net loss attributable to AvePoint, Inc.	$(35,219)	$(16,996)	$(20,174)
Deemed dividends on preferred stock	(32,928)	(34,446)	(107,469)
Total net loss available to common shareholders	$(68,147)	$(51,442)	$(127,643)
Denominator:
Weighted average common shares outstanding	141,596	89,638	74,006
Effect of dilutive securities	—	—	—
Weighted average diluted shares	141,596	89,638	74,006

Basic loss per share available to common shareholders, excluding sponsor earn-out shareholders	$(0.48)	$(0.57)	$(1.72)
Diluted loss per share available to common shareholders, excluding sponsor earn-out shareholders	$(0.48)	$(0.57)	$(1.72)

To arrive at net loss available to common shareholders, the Company deducted net income attributable to the redeemable noncontrolling interest in EduTech and deemed dividends, which related to the redemption, extinguishment, and remeasurement of preferred stock.

For the years ended December 31, 2021, 2020 and 2019, the Company's potentially dilutive securities were deemed to be anti-dilutive given the Company’s net loss position. As such, basic loss per share is equal to diluted loss per share for the periods presented.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities has an antidilutive impact due to losses reported:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Convertible preferred stock	—	42,001	51,091
Restricted stock	—	—	2,607
Stock options	30,480	34,857	24,927
Restricted stock units	5,167	—	—
Warrants	17,905	—	—
Company Earn-Outs	3,000	—	—
Total potentially dilutive securities	56,552	76,858	78,625